ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 93.9%

Biotechnology – 58.1%
ATAI Life Sciences NV (Germany)*	178,523	$230,295
Bright Minds Biosciences, Inc. (Canada)*	167,930	267,009
Clearmind Medicine, Inc. (Canada)*	123,257	19,721
Cybin, Inc. (Canada)*	1,950,442	1,036,465
Enveric Biosciences, Inc.*†	146,833	339,184
GH Research PLC (Ireland)*(a)	46,323	465,546
Intra-Cellular Therapies, Inc.*	5,772	300,663
Mind Medicine MindMed, Inc.*	117,411	367,496
PsyBio Therapeutics Corp.*	2,994,817	21,263
Sage Therapeutics, Inc.*	16,415	337,821
Seelos Therapeutics, Inc.*	621,317	114,322
Small Pharma, Inc. (Canada)*	2,421,317	280,389
Total Biotechnology		3,780,174

Healthcare - Services – 9.8%
Field Trip Health & Wellness Ltd. (Canada)*(b)	1,058,415	0
Greenbrook TMS, Inc. (Canada)*	416,923	108,358
Lucy Scientific Discovery, Inc. (Canada)*	466,000	279,134
Numinus Wellness, Inc. (Canada)*	1,925,753	251,889
Total Healthcare - Services		639,381

Pharmaceuticals – 26.0%
Alkermes PLC*	14,461	405,053
Compass Pathways PLC (United Kingdom)*(a)(c)	89,518	662,433
FSD Pharma, Inc., Class B (Canada)*	235,637	285,121
Relmada Therapeutics, Inc.*	112,908	338,724
Total Pharmaceuticals		1,691,331

Total Common Stocks
(Cost $9,994,831)		6,110,886

MONEY MARKET FUNDS – 14.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.23%(d)	399,314	399,314
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.30%(d)(e)	509,565	509,565

Total Money Market Funds
(Cost $908,879)		908,879

Total Investments – 107.9%
(Cost $10,903,710)		7,019,765
Liabilities in Excess of Other Assets – (7.9%)		(514,304)
Net Assets – 100.0%		$6,505,461

PLC - Public Limited Company

*	Non-income producing security.
†	Affiliated Company.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $490,925; the aggregate market value of the collateral held by the fund is $509,565.
(b)	Fair valued using significant unobservable inputs.
(c)	American Depositary Receipt.
(d)	Rate shown reflects the 7-day yield as of September 30, 2023.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$6,110,886	$-	$-	*	$6,110,886
Money Market Funds	908,879	-	-		908,879
Total	$7,019,765	$-	$-	*	$7,019,765

*	Less than $1.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	58.1%
Healthcare - Services	9.8
Pharmaceuticals	26.0
Money Market Funds	14.0
Total Investments	107.9
Liabilities in Excess of Other Assets	(7.9)
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2023	Value at 9/30/2023	Dividend Income
Enveric Biosciences, Inc.	$338,446	$134,714	$(7,736)	$(15,290)	$(110,950)	146,833	$339,184	$-